Leases - Lease liabilities (Details) R$ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$) lease	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Leases
Balance, beginning of period		R$ 103,188	R$ 88,739	R$ 61,639
New contracts		43,733	36,021	29,335
Re-measurement by index		8,258	3,741	1,558
Lease modification		(16,869)
Reclassification from (to) assets held for sale		19,210	(19,210)
Accrued interest		15,086	12,393	10,778
Payment of principal		(6,121)	(6,103)	(3,793)
Rent concession		(2,046)
Payment of interest		(15,086)	(12,393)	(10,778)
Balance, end of period		149,353	103,188	88,739
Lease liabilities		23,365	17,265	15,397
Lease liabilities		125,988	85,923	R$ 73,342
Lease modification by reducing scope of lease contract		1,967
Lease modification by early termination of lease contracts		R$ 14,902
Number of lease contracts early terminated | lease		7
Gain on lease modification		R$ 1,006
Depreciation term before the assets not been classified as held for sale for right of use assets		8 months
Depreciation before the assets not been classified as held for sale for right of use assets	R$ 615
Rent concessions		R$ 2,046
Rent expense from short-term leases and low-value assets		R$ 2,929	R$ 3,796